FINANCIAL INSTRUMENTS (Schedule of Currency Risk Affect Net Income) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 11,364,461	$ 11,615,705	$ 13,752,695
Financial liabilities	333,405	533,982	1,019,897
United States dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	11,079,194	11,158,435	13,460,154
Financial liabilities		432,922	1,016,643
Bolivianos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	285,267	297,147	146,102
Financial liabilities	333,405
Chinese RMB [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		160,123	146,439
Financial liabilities		$ 101,060	$ 3,254